Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of provision activity

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of January 1, 2016(1)	194	94	69	16	62	129	29	225	818
Acquisitions through business combinations	291	135	100	114	180	26	31	366	1 243
Translation differences	2	1	22	4	–	9	2	1	41
Reclassification	–	–	8	–	–	(2)	1	(7)	–
Charged to income statement:
Additional provisions	874	121	75	28	44	16	57	330	1 545
Changes in estimates	(123)	(38)	(31)	(2)	(31)	(24)	(21)	(104)	(374)
Total charged to income statement	751	83	44	26	13	(8)	36	226	1 171
Utilized during year(2)	(525)	(106)	(60)	(26)	(124)	(44)	(22)	(288)	(1 195)
As of December 31, 2016(1)	713	207	183	134	131	110	77	523	2 078
Acquisitions through business combinations	–	–	–	–	–	–	–	6	6
Translation differences	(13)	(10)	(9)	(11)	(6)	(8)	(4)	(23)	(84)
Reclassification	–	–	7	(12)	–	(4)	15	(2)	4
Charged to income statement:
Additional provisions	577	146	56	14	8	15	56	261	1 133
Changes in estimates	(55)	(56)	(30)	(1)	(1)	(7)	(38)	(52)	(240)
Total charged to income statement	522	90	26	13	7	8	18	209	893
Utilized during year(3)	(500)	(77)	(77)	(17)	(56)	(30)	(40)	(212)	(1 009)
As of December 31, 2017	722	210	130	107	76	76	66	501	1 888

(1)

Following the IFRS Interpretations Committee agenda decision in September 2017 on interest and penalties related to income taxes, the Group no longer accounts for these items as income taxes. Accordingly, the Group has retrospectively revised the presentation of interest and penalties related to income taxes from current income tax liabilities to provisions in the consolidated statement of financial position. The impact of the revision was EUR 98 million as of December 31, 2016 and EUR 93 million as of December 31, 2015.

(2)

The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 62 million remained in accrued expenses as of December 31, 2016. The utilization of project losses includes EUR 7 million transferred to inventory write-downs. The utilization of other provisions includes items transferred to accrued expenses, of which EUR 7 million remained in accrued expenses as of December 31, 2016.

(3)	The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 56 million remained in accrued expenses as of December 31, 2017.